June 22, 1998





Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn:  Filing Desk, Stop 1-4

         Re: Insured Municipals Income Trust, 232nd Insured Multi-Series
                      (File No. 333-45175) (CIK No. 896401)


Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1 to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on June 19, 1998.


                                Very truly yours,



                                VAN KAMPEN AMERICAN CAPITAL DISTRIBUTORS, INC.